Consolidated Statements Of Stockholders' Equity - USD ($) shares in Thousands, $ in Millions	Total	Common Stock	Capital In Excess of Par Value	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock
Balance at Dec. 31, 2013	$ 9,316	$ 33	$ 2,267	$ 8,942	$ 158	$ (2,084)
Balances, issued shares at Dec. 31, 2013		196,276
Net income	1,147			1,147
Other comprehensive income	65				65
Common stock repurchases	(872)		(100)			(772)
Dividends and dividend equivalents	(173)			(173)
Stock-based compensation	98		98
Restricted stock grants and restricted stock unit vesting	0
Restricted stock grants and restricted stock unit vesting, issued shares		966
Stock option exercises	52		52
Stock option exercises, issued shares		710
Stock option and restricted stock tax benefit	13		13
Balance at Dec. 31, 2014	9,646	$ 33	2,330	9,916	223	(2,856)
Balances, issued shares at Dec. 31, 2014		197,952
Net income	1,276			1,276
Other comprehensive income	(165)				(165)
Common stock repurchases	(385)		100			(485)
Dividends and dividend equivalents	(175)			(175)
Stock-based compensation	109		109
Restricted stock grants and restricted stock unit vesting	0		(49)			49
Restricted stock grants and restricted stock unit vesting, issued shares		159
Stock option exercises	23		23
Stock option exercises, issued shares		261
Stock option and restricted stock tax benefit	17		17
Balance at Dec. 31, 2015	10,346	$ 33	2,530	11,017	58	(3,292)
Balances, issued shares at Dec. 31, 2015		198,372
Net income	614			614
Other comprehensive income	(124)				(124)
Common stock repurchases	(104)		0			(104)
Dividends and dividend equivalents	(177)			(177)
Stock-based compensation	115		115
Restricted stock grants and restricted stock unit vesting	0		(98)			98
Restricted stock grants and restricted stock unit vesting, issued shares		13
Stock option exercises	$ 13		13
Stock option exercises, issued shares	161	110
Stock option and restricted stock tax benefit	$ 2		2
Balance at Dec. 31, 2016	$ 10,685	$ 33	$ 2,562	$ 11,454	$ (66)	$ (3,298)
Balances, issued shares at Dec. 31, 2016		198,495